Note 21 - Taxes	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Income Tax Disclosure [Text Block]
21. Taxes:

Under the laws of the countries of incorporation for the vessel-owning companies and/or of the countries of registration of the vessels, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of operations. The Company believes that its subsidiaries that are engaged in the dry bulk operating platform business and in the sale and leaseback business are not subject to tax on their income in their respective countries of incorporation.

The vessel-owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. Management believes that, based on current legislation the relevant vessel-owning companies are entitled to an exemption under Section 883 of the Internal Revenue Code of 1986, as amended.